SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES
Format of the financial statements
The consolidated financial statements include the consolidated income statement, consolidated statement of comprehensive income, consolidated statement of financial position, consolidated statement of cash flows, consolidated statement of changes in equity and notes thereto, (the “Consolidated Financial Statements”).
For presentation of the consolidated income statement, the Group uses a classification based on the function of expenses, as it is more representative of the format used for internal reporting and management purposes and is consistent with international practice.
In the consolidated income statement, the Group also presents a subtotal for Earnings Before Interest and Taxes (EBIT). EBIT distinguishes between the profit before taxes arising from operating items and those arising from financing activities. EBIT is the primary measure used by the Group’s Chief Operating Decision Maker (“CODM”) to assess performance.
For the consolidated statement of financial position, a mixed format has been selected to present current and non-current assets and liabilities, as permitted by IAS 1 paragraph 60. More specifically, the Consolidated Financial Statements include both industrial companies and financial services companies. The investment portfolios of the financial services companies are included in current assets as the investments will be realized in their normal operating cycle. However, the financial services companies obtain only a portion of their funding from the market; the remainder has historically been obtained mainly through funding from certain of the Group’s operating companies and, to a lesser extent, prior to the Separation, intercompany funding from FCA Group, which provided funding to the financial services entities as the need arose. This financial service structure within the Group does not allow the separation of financial liabilities funding the financial services operations (whose assets are reported within current assets) and those funding the industrial operations. Presentation of financial liabilities as current or non-current based on their date of maturity would not facilitate a meaningful comparison with financial assets, which are categorized on the basis of their normal operating cycle. Disclosure as to the due date of the debt is provided in Note 25.
The consolidated statement of cash flows is presented using the indirect method. Starting from 2017, the Group has disclosed separately finance income received and finance costs paid on the consolidated statement of cash flows. The comparative information for the years ended December 31, 2016 and 2015 has been reclassified accordingly. This did not affect any of the subtotals presented on the consolidated statement of cash flows.
New standards and amendments effective from January 1, 2017
The following new standards and amendments that are applicable from January 1, 2017 were adopted by the Group for the preparation of these Consolidated Financial Statements.

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The Group adopted the amendments to IAS 12 - Income taxes. The amendments clarify how to account for deferred tax assets related to debt instruments measured at fair value. Specifically, the amendments clarify the requirements on recognition of deferred tax assets for unrealized losses in order to address diversity in practice. There was no effect from the adoption of these amendments.

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The Group adopted the amendments to IAS 7 - Statement of Cash Flows, which requires companies to provide information about changes in their financing liabilities. The amendments are aimed at improving disclosures so that users of financial statements are better able to understand the changes in a company’s debt, including changes from cash flows and non-cash changes. There was no effect from the adoption of these amendments.

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The Group adopted the amendments to IFRS 12 - Disclosure of Interests in Other Entities which were included in the Annual Improvements to IFRSs 2014 - 2016 Cycle. The amendments relate to disclosures of an entity’s interest in a subsidiary, a joint venture or an associate (or a portion of its interest in a joint venture or an associate) that is classified (or included in a disposal group that is classified) as held for sale in accordance with IFRS 5. There was no effect from the adoption of these amendments.

New standards, amendments and interpretations not yet effective
The standards, amendments and interpretations issued by the International Accounting Standards Board (“IASB”) that will have mandatory application in 2018 or subsequent years are listed below:
In May 2014, the IASB issued IFRS 15 - Revenue from Contracts with Customers. The standard requires a company to recognize revenue upon transfer of control of goods or services to a customer at an amount that reflects the consideration it expects to receive. This new revenue recognition model defines a five step process to achieve this objective. The updated guidance also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. In April 2016, the IASB issued amendments to the standard which do not change the underlying principles of the standard, but clarify how those principles should be applied. The amendments clarify how to identify a performance obligation in a contract, determine whether a company is a principal or an agent and determine whether the revenue from granting a license should be recognized at a point in time or over time. The amendments also provide two additional reliefs to reduce cost and complexity. The standard and amendments are effective for annual periods beginning on or after January 1, 2018, with earlier adoption permitted. The Group will adopt the standard and amendments for its annual period beginning on January 1, 2018. The Group has completed its analysis of the impact of adoption, including an analysis of each of the Group’s revenue streams by applying the five-step model provided under IFRS 15. In performing the analysis, the Group identified the main revenue streams (please refer to Note 4), and as permitted under the standard, applied the guidance in IFRS 15 to portfolios of contracts (or performance obligations) with similar characteristics in situations where the Group reasonably expects that the effects on the financial statements of applying the standard to the portfolio would not differ materially from applying the standard to the individual contracts (or performance obligations) within that portfolio. Based on the analysis performed, the Group concluded that the current accounting treatment of revenue from contracts with customers is in accordance with the requirements of IFRS 15. The Group will not apply any of the practical expedients permitted upon transition under the guidance in appendix C of IFRS 15. As permitted under IFRS 15, the Group will adopt the standard and amendments retrospectively with the cumulative effect of initial adoption recognized at the date of initial application (the “modified retrospective approach”), which has been determined to be January 1, 2018 and there will be no material impact on the Group’s consolidated financial statements upon initial adoption of the standard and amendments.

In July 2014 the IASB issued IFRS 9 - Financial Instruments. The improvements introduced by the new standard includes a logical approach for classification and measurement of financial instruments driven by cash flow characteristics and the business model in which an asset is held, a single “expected loss” impairment model for financial assets and a substantially reformed approach for hedge accounting. The standard is effective, retrospectively with limited exceptions, for annual periods beginning on or after January 1, 2018 with earlier application permitted. In October 2017 the IASB issued amendments to IFRS 9 that allow, under certain conditions, for a prepayable financial asset with negative compensation payments to be measured at amortized cost or at fair value through other comprehensive income. The final amendments also contain a clarification relating to the accounting for a modification or exchange of a financial liability measured at amortized cost that does not result in the derecognition of the financial liability. The amendments are effective on or after January 1, 2019. The Group has completed its analysis of the impact of adoption, including an analysis of each of the Group’s classes of financial assets, financial liabilities and derivative instruments by applying the requirements provided by the new standard. Based on the analysis performed, the Group concluded that the current accounting treatment of financial assets, financial liabilities and derivative instruments is in accordance with the requirements of IFRS 9 and, therefore, there will be no material impact on the Group’s consolidated financial statements upon initial adoption of the standard and related amendments.

In January 2016, the IASB issued IFRS 16 - Leases which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract and replaces the previous leases standard, IAS 17 - Leases. IFRS 16, which is not applicable to service contracts, but only applicable to leases or lease components of a contract, defines a lease as a contract that conveys to the customer (lessee) the right to use an asset for a period of time in exchange for consideration. IFRS 16 eliminates the classification of leases for the lessee as either operating leases or finance leases as required by IAS 17 and, instead, introduces a single lessee accounting model whereby a lessee is required to recognize assets and liabilities for all leases with a term that is greater than 12 months, unless the underlying asset is of low value, and to recognize depreciation of lease assets separately from interest on lease liabilities in the income statement. As IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17, a lessor will continue to classify its leases as operating leases or finance leases and to account for those two types of leases differently. IFRS 16 is effective from January 1, 2019 with early adoption allowed only if IFRS 15 - Revenue from Contracts with Customers is also applied. The Group will not early adopt the standard and is currently evaluating the method of implementation and impact of adoption.

In June 2016, the IASB issued amendments to IFRS 2 - Share-Based Payment, which provide requirements on the accounting for (i) the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments; (ii) share-based payment transactions with a net settlement feature for withholding tax obligations; and (iii) a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled. The amendments are effective for annual periods beginning on or after January 1, 2018 with early application permitted. The Group will apply the amendments to share-based payment transactions under the Group’s equity incentive plan that contains a net settlement feature for withholding tax obligations, resulting in such transactions being classified in their entirety as equity-settled. The Group does not expect any additional impact from the adoption of these amendments.

In December 2016, the IASB issued Annual Improvements to IFRSs 2014 - 2016 Cycle, which has amendments to three Standards: IFRS 12 - Disclosure of Interests in Other Entities (effective date of January 1, 2017), IFRS 1- First-time Adoption of International Financial Reporting Standards (effective date of January 1, 2018) and IAS 28 - Investments in Associates and Joint Ventures (effective date of January 1, 2018). The amendments clarify, correct or remove redundant wording in the related IFRS Standard and are not expected to have a material impact upon adoption.

In December 2016, the IASB issued IFRIC Interpretation 22 - Foreign Currency Transactions and Advance Consideration which addresses the exchange rate to use in transactions that involve advance consideration paid or received in a foreign currency. The interpretation is effective on or after January 1, 2018. The Group is currently evaluating the impact of adoption of this interpretation.

In May 2017, the IASB issued IFRS 17 - Insurance Contracts which establishes principles for the recognition, measurement, presentation and disclosure of insurance contracts issued as well as guidance relating to reinsurance contracts held and investment contracts with discretionary participation features issued. IFRS 17 is effective on or after January 1, 2021 with early adoption allowed if IFRS 15 - Revenue from Contracts with Customers and IFRS 9 - Financial Instruments are also applied. The Group does not expect any impact from the adoption of this standard.

In June 2017, the IASB issued IFRIC Interpretation 23 - Uncertainty over Income Tax Treatments which provides requirements regarding how to reflect uncertainties in accounting for income taxes. The interpretation is effective on or after January 1, 2019. The Group is currently evaluating the impact of adoption of this interpretation.

In October 2017 the IASB issued amendments to IAS 28 - Long Term Interests in Associates and Joint Ventures to clarify that an entity applies IFRS 9 to long-term interests in an associate or joint venture that form part of the net investment in the associate or joint venture but to which the equity method is not applied. The amendment is effective on or after January 1, 2019. The Group does not expect a material impact from the adoption of these amendments.

In December 2017, the IASB issued Annual Improvements to IFRSs 2015 - 2017 Cycle, which has amendments to the following four Standards: IFRS 3 - Business Combinations, in relation to obtaining control of a business which was previously accounted for as an interest in a joint operation, IFRS 11- Joint Arrangements, in relation to obtaining joint control of a business which was previously accounted for as a joint operation, IAS 12 - Income Taxes, clarifying the treatment of taxes in relation to dividend payments and IAS 23 - Borrowing Costs, clarifying the treatment of borrowings which were previously capitalized when the related asset is ready for its intended use or sale. The amendments are effective on or after January 1, 2019. The Group is currently evaluating the impact of adoption of these amendments.

In February 2018, the IASB issued amendments to IAS 19 - Employee Benefits. When there is a change to a defined benefit plan (an amendment, curtailment or settlement) the amendments require that a company use the updated assumptions from the remeasurement of a net defined benefit liability or asset to determine current service cost and net interest for the remainder of the reporting period after the change to the plan. These amendments are effective on or after January 1, 2019. The Group does not expect a material impact from the adoption of these amendments.

Basis of consolidation
Subsidiaries
Subsidiaries are entities over which the Group has control. Control is achieved when the Group has power over the investee, when it is exposed to, or has rights to, variable returns from its involvement with the investee, and has the ability to use its power over the investee to affect the amount of the investor’s returns. Subsidiaries are consolidated on a line by line basis from the date on which the Group achieves control. The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
The Group recognizes any non-controlling interests (“NCI”) in the acquiree on an acquisition-by-acquisition basis, either at fair value or at the non-controlling interest’s share of the recognized amounts of the acquiree’s identifiable net assets. Net profit or loss and each component of other comprehensive income/(loss) are attributed to the owners of the parent and to the non-controlling interests. Total comprehensive income/(loss) of subsidiaries is attributed to owners of the parent and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.
All significant intra-group balances and transactions and any unrealized gains and losses arising from intra-group transactions are eliminated in preparing the Consolidated Financial Statements.
Subsidiaries are deconsolidated from the date when control ceases. When the Group ceases to have control over a subsidiary, it derecognizes the assets (including any goodwill) and liabilities of the subsidiary at their carrying amounts, derecognizes the carrying amount of non-controlling interests in the former subsidiary and recognizes the fair value of any consideration received from the transaction. Any retained interest in the former subsidiary is then remeasured to its fair value.

In 2016 the Group sold a majority stake in Ferrari Financial Services GmbH. From such date, the Group’s remaining interest has been remeasured at fair value and accounted for using the equity method.

Interests in associates
An associate is an entity over which the Group has significant influence. Significant influence is the power to participate in the financial and operating policy decisions of the investee but without having control or joint control over those policies. Associates are accounted for using the equity method of accounting from the date significant influence is obtained.
Under the equity method, the investments are initially recognized at cost and adjusted thereafter to recognize the Group’s share of the profit/(loss) and other comprehensive income/(loss) of the investee. The Group’s share of the investee’s profit/(loss) is recognized in the consolidated income statement. Distributions received from an investee reduce the carrying amount of the investment. Post-acquisition movements in other comprehensive income/(loss) are recognized in other comprehensive income/(loss) with a corresponding adjustment to the carrying amount of the investment.
Unrealized gains on transactions between the Group and its associates are eliminated to the extent of the Group’s interest in the associate. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.

When the Group’s share of the losses of an associate exceeds the Group’s interest in that associate, the Group discontinues recognizing its share of further losses. Additional losses are provided for, and a liability is recognized, only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the associate.

The Group discontinues the use of the equity method from the date the investment ceases to be an associate or when it is classified as available-for-sale.

Interests in joint operations

A joint operation is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets and obligations for the liabilities, relating to the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.
When the Group undertakes its activities under joint operations, it recognizes in relation to its interest in the joint operation: (i) its assets, including its share of any assets held jointly, (ii) its liabilities, including its share of any liabilities incurred jointly, (iii) its revenue from the sale of its share of the output arising from the joint operation, (iv) its share of the revenue from the sale of the output by the joint operation, and (v) its expenses, including its share of any expenses incurred jointly.
Foreign currency transactions
The functional currency of the Group’s entities is the currency of their primary economic environment. In individual companies, transactions in foreign currencies are recorded at the exchange rate prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the foreign currency exchange rate prevailing at that date. Exchange differences arising on the settlement of monetary items or on reporting monetary items at rates different from those at which they were initially recorded during the period or in previous financial statements are recognized in the consolidated income statement.
Consolidation of foreign entities
All assets and liabilities of foreign consolidated companies with a functional currency other than the Euro are translated using the closing rates at the date of the consolidated statement of financial position. Income and expenses are translated into Euro at the average foreign currency exchange rate for the period. Translation differences resulting from the application of this method are classified as currency translation differences within other comprehensive income/(loss) until the disposal of the investment. Average foreign currency exchange rates for the period are used to translate the cash flows of foreign subsidiaries in preparing the consolidated statement of cash flows.
Goodwill, assets acquired and liabilities assumed arising from the acquisition of entities with a functional currency other than the Euro are recognized in the Consolidated Financial Statements in the functional currency and translated at the foreign currency exchange rate at the acquisition date. These balances are translated at subsequent balance sheet dates at the relevant foreign currency exchange rate.
The principal foreign currency exchange rates used to translate other currencies into Euro were as follows:

	2017		2016		2015
	Average	At December 31,	Average	At December 31,	Average	At December 31,
U.S. Dollar	1.1297	1.1993	1.1069	1.0541	1.1094	1.0887
Pound Sterling	0.8767	0.8872	0.8194	0.8562	0.7259	0.7340
Swiss Franc	1.1117	1.1702	1.0901	1.0739	1.0677	1.0835
Japanese Yen	126.7112	135.0100	120.2169	123.4000	134.2956	131.0700
Chinese Yuan	7.6290	7.8044	7.3519	7.3202	6.9723	7.0608
Australian Dollar	1.4732	1.5346	1.4883	1.4596	1.4775	1.4897
Canadian Dollar	1.4647	1.5039	1.4659	1.4188	1.4184	1.5116
Singapore Dollar	1.5588	1.6024	1.5275	1.5234	1.5253	1.5417
Hong Kong Dollar	8.8045	9.3720	8.5924	8.1751	8.6014	8.4376

Intangible assets
Goodwill
Goodwill is not amortized, but is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. After initial recognition, goodwill is measured at cost less any accumulated impairment losses.
Development costs
Development costs for car project production and related components, engines and systems are recognized as an asset if, and only if, both of the following conditions under IAS 38 - Intangible Assets are met: that development costs can be measured reliably and that the technical feasibility of the product, volumes and pricing support the view that the development expenditure will generate future economic benefits. Capitalized development costs include all direct and indirect costs that may be directly attributed to the development process.
Capitalized development costs are amortized on a straight-line basis from the start of production over the estimated lifecycle of the model and the useful life of the components (generally between four and eight years). All other research and development costs are expensed as incurred.
In particular the Group incurs significant research and development costs through the Formula 1 racing activities. These costs are considered fundamental to the development of the sports and street car models and prototypes. The model for the Formula 1 racing activities continually evolves and as such these costs are expensed as incurred.
Patents, concessions and licenses
Separately acquired patents, concessions and licenses are initially recognized at cost. Patents, concessions and licenses acquired in a business combination are initially recognized at fair value. Patents, concessions and licenses are amortized on a straight-line basis over their useful economic lives, which is generally between three and five years.
Other intangible assets
Other intangible assets mainly relate to the registration of trademarks and have been recognized in accordance with IAS 38 - Intangible Assets, where it is probable that the use of the asset will generate future economic benefits for the Group and where the cost of the asset can be measured reliably. Other intangible assets are measured at cost less any impairment losses and amortized on a straight-line basis over their estimated life, which is generally between three and five years.
Property, plant and equipment
Cost
Property, plant and equipment is initially recognized at cost which comprises the purchase price, any costs directly attributable to bringing the assets to the location and condition necessary to be capable of operating in the manner intended by management, capitalized borrowing costs and any initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located. Self-constructed assets are initially recognized at production cost. Subsequent expenditures and the cost of replacing parts of an asset are capitalized only if they increase the future economic benefits embodied in that asset. All other expenditures are expensed as incurred. When such replacement costs are capitalized, the carrying amount of the parts that are replaced is recognized as a loss in the period of replacement in the consolidated income statement.
Depreciation
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Depreciation rates
Industrial buildings	3% - 20%
Plant, machinery and equipment	5% - 22%
Other assets	12% - 25%

Land is not depreciated.
If the asset being depreciated consists of separately identifiable components whose useful lives differ from that of the other parts making up the asset, depreciation is charged separately for each of its component parts through application of the ‘component approach’.
Borrowing costs
General and specific borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use.
All other borrowing costs are expensed in net financial expenses if related to the Group’s industrial activities or cost of sales if related to the Group’s financial services activities in the consolidated income statement, as incurred.
Impairment of assets
The Group continuously monitors its operations to assess whether there is any indication that its intangible assets (including development costs) and its property, plant and equipment may be impaired. Goodwill is tested for impairment annually or more frequently, if there is an indication that an asset may be impaired.
If indications of impairment are present, the carrying amount of the asset is reduced to its recoverable amount, which is the higher of fair value less costs of disposal and its value in use. The recoverable amount is determined for the individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets, in which case the asset is tested as part of the cash-generating unit (“CGU”) to which the asset belongs. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. In assessing the value in use of an asset or CGU, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. An impairment loss is recognized if the recoverable amount is lower than the carrying amount.
Where an impairment loss for assets other than goodwill, subsequently no longer exists or has decreased, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, but not in excess of the carrying amount that would have been recorded had no impairment loss been recognized. The reversal of an impairment loss is recognized in the consolidated income statement immediately.
Financial instruments
Presentation
Financial instruments held by the Group are presented in the Consolidated Financial Statements as described in the following paragraphs.
Investments and other financial assets include investment properties, investments in unconsolidated companies and other non-current financial assets.
Current financial assets, as defined in IAS 39 - Financial Instruments: Recognition and Measurement, include trade receivables, receivables from financing activities and current financial assets (which include derivative financial instruments stated at fair value), deposits in FCA Group cash management pools and cash and cash equivalents.
Financial liabilities comprise debt (which include bank borrowings and financial liabilities with FCA Group) and other financial liabilities (which mainly include derivative financial instruments stated at fair value), trade payables and other liabilities.
Measurement
Non-current financial assets other than investments, as well as current financial assets and financial liabilities, are accounted for in accordance with IAS 39 - Financial Instruments: Recognition and Measurement.
Current financial assets are recognized on the basis of the settlement date and, on initial recognition, are measured at acquisition cost. Subsequent to initial recognition, current financial assets are measured at fair value. When market prices are not directly available, the fair value of current financial assets are measured using appropriate valuation techniques (e.g. discounted cash flow analysis based on market information available at the balance sheet date).
Loans and receivables which are not held by the Group for trading (loans and receivables originating in the ordinary course of business) and equity investments whose fair value cannot be determined reliably, are measured, to the extent that they have a fixed term, at amortized cost, using the effective interest rate method. When the financial assets do not have a fixed term, they are measured at acquisition cost. Receivables with maturities of over one year which bear no interest or an interest rate significantly lower than market rates are discounted using market rates. Assessments are made regularly as to whether there is any objective evidence that a financial asset or group of assets may be impaired. If any such evidence exists, an impairment loss is included in the consolidated income statement for the period within net financial income/(expenses).
Except for derivative instruments, financial liabilities are measured at amortized cost using the effective interest rate method.
Derivative financial instruments
Derivative financial instruments are used for economic hedging purposes, in order to reduce currency risks. In accordance with IAS 39, derivative financial instruments qualify for hedge accounting only when at the inception of the hedge there is formal designation and documentation of the hedging relationship, the hedge is expected to be highly effective, its effectiveness can be reliably measured and it is highly effective throughout the financial reporting periods for which it is designated.
All derivative financial instruments are measured at fair value.
When derivative financial instruments qualify for hedge accounting, the following accounting treatments apply:

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Cash flow hedges - Where a derivative financial instrument is designated as a hedge of the exposure to variability in future cash flows of a recognized asset or liability or a highly probable forecasted transaction and could affect the consolidated income statement, the effective portion of any gain or loss on the derivative financial instrument is recognized directly in other comprehensive income/(loss). The cumulative gain or loss is reclassified from other comprehensive income/(loss) to the consolidated income statement at the same time as the economic effect arising from the hedged item affects the consolidated income statement. The gain or loss associated with a hedge or part of a hedge that has become ineffective is recognized in the consolidated income statement immediately within net financial income/(expense). When a hedging instrument or hedge relationship is terminated but the hedged transaction is still expected to occur, the cumulative gain or loss realized to the point of termination remains in other comprehensive income/(loss) and is recognized in the consolidated income statement at the same time as the underlying transaction occurs. If the hedged transaction is no longer probable, the cumulative unrealized gain or loss held in other comprehensive income/(loss) is recognized in the consolidated income statement immediately.

The Group did not use fair value hedges or hedges of a net investment in the period covered by these Consolidated Financial Statements.
For further information on the effects reflected on the consolidated income statement from derivative financial instruments refer to Note 20.
If hedge accounting cannot be applied, the gains or losses from the fair value measurement of derivative financial instruments are recognized immediately in the consolidated income statement within net financial income/(expenses).
Trade receivables
Trade receivables are amounts due from clients for goods sold or services provided in the ordinary course of business. Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest rate method, less any provision for allowances.
Inventories
Inventories of raw materials, semi-finished products and finished goods are stated at the lower of cost and net realizable value, cost being determined on a first-in first-out (FIFO) basis. The measurement of inventories includes the direct costs of materials, labor and indirect costs (variable and fixed). Purchase costs include ancillary costs. Prototypes are recognized at their estimated realizable value, if lower than production cost. Provision is made for obsolete and slow-moving raw materials, finished goods, spare parts and other supplies based on their expected future use and realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs for sale and distribution.
Transfers of financial assets
The Group sells certain of its trade receivables through factoring transactions without recourse. In addition, the Group sells certain of its receivables from financing activities under securitization programs. Securitization transactions involve the sale, on a non-recourse basis, of a financial receivables portfolio to a special purpose vehicle, which in turn finances the purchase of such financial receivables by issuing asset-backed securities in the form of notes whose repayment of principal and interest depends on the cash flows generated by the related financial receivables.
The Group derecognizes the financial assets when, and only when, the contractual rights and risks to the cash flows arising from the related financial assets are no longer held or the Group has transferred the financial assets. In the case of a transfer of financial assets, if the Group transfers substantially all the risks and rewards of ownership of the financial assets, it derecognizes such assets and separately recognizes as assets or liabilities any rights and obligations created or retained in the transfer. On derecognition of financial assets, the difference between the carrying amount of the assets and the consideration received or receivable for the transfer of the assets is recognized in the consolidated income statement in cost of sales.
Cash and cash equivalents
Cash and cash equivalents includes cash in hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less.
Employee benefits
Defined contribution plans
Costs arising from defined contribution plans are expensed as incurred.
Defined benefit plans
The Group’s net obligations are determined separately for each plan by estimating the present value of future benefits that employees have earned in the current and prior periods, and deducting the fair value of any plan assets. The present value of the defined benefit obligation is measured using actuarial techniques and actuarial assumptions that are unbiased and mutually compatible and attributes benefits to periods in which the obligation to provide post-employment benefits arise by using the Projected Unit Credit Method.
The components of the defined benefit cost are recognized as follows:

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the service costs are recognized in the consolidated income statement by function and presented in the relevant line items (cost of sales, selling, general and administrative costs, research and development costs, etc.);

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the net interest on the defined benefit liability is recognized in the consolidated income statement as net financial income /(expenses), and is determined by multiplying the net liability/(asset) by the discount rate used to discount obligations taking into account the effect of contributions and benefit payments made during the year; and

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the remeasurement components of the net obligations, which comprise actuarial gains and losses and any change in the effect of the asset ceiling are recognized immediately in other comprehensive income/(loss). These remeasurement components are not reclassified in the consolidated income statement in a subsequent period.

Other long-term employee benefits
The Group’s obligations represent the present value of future benefits that employees have earned in return for their service during the current and prior periods. Remeasurement components on other long-term employee benefits are recognized in the consolidated income statement in the period in which they arise.
Share-based compensation
The Group has implemented an equity incentive plan that provides for the granting of share-based compensation to the Chief Executive Officer, all other members of the Group Executive Council (“GEC”) and key leaders. The equity incentive plan is accounted for in accordance with IFRS 2 - Share-based Payment, which requires the Company to recognize share-based compensation expense based on fair value of awards granted. Compensation expense for the equity-settled awards containing market performance conditions is measured at the grant date fair value of the award using the Monte Carlo simulation model, which requires the input of subjective assumptions, including the expected volatility of the Company’s common stock, the dividend yield, interest rates and a correlation coefficient between the common stock and the relevant market index. The fair value of the awards which are conditional only on a recipient’s continued service to the Company is measured using the share price at the grant date adjusted for the present value of future distributions which employees will not receive during the vesting period.

Share-based compensation expense relating to the equity incentive plan is recognized over the service period within selling, general and administrative costs or cost of sales in the consolidated income statement depending on the function of the employee, with an offsetting increase to equity.
Non-Executive Directors’ compensation settled in common shares of the Company is accounted for as equity-settled share-based compensation and measured at the fair value of the related compensation, which is recognized as an expense over the service period with an offsetting increase to equity.
Provisions
Provisions are recognized when the Group has a present obligation, legal or constructive, as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate of the amount of the obligation can be made.
Warranty and recall campaigns provision
All cars are sold with warranty coverage. The warranty coverage generally applies to defects that may become apparent within a certain period from the purchase of the car.
The warranty provision is recognized at the time of the sale of the car, based on the present value of management’s estimate of the expected cost to fulfill the obligations over the contractual warranty period. Estimates are principally based on the Group’s historical claims or costs experience and the cost of parts and services to be incurred in the activities. The costs related to these provisions are recognized within cost of sales at the time when they are probable and reasonably estimable.
Deferred income
Deferred income relates to amounts received by the Group under various agreements, which are reliant on the future performance of a service or other act of the Group. Deferred income is recognized as net revenues when the Group has fulfilled its obligations under the terms of the various agreements.
Range models (models belonging to the Ferrari product portfolio, excluding special series, limited edition and one-off (fuori serie) models) are sold with a scheduled maintenance program to ensure that the cars are maintained to the highest standards to meet the Group’s strict requirements for performance and safety. Amounts attributable to the maintenance program are not recognized as income immediately, but are deferred over the maintenance program term. The amount of the deferred income related to this program, is based on the estimated fair value of the service to be provided.
Advances
Advances relate to amounts received from or billed to customers in advance of having delivered the related cars or provided the related services.
Revenue recognition
Revenues from shipments of cars are recognized if it is probable that the economic benefits associated with a transaction will flow to the Group and the revenue can be reliably measured. Revenues are recognized when the risks and rewards of ownership are transferred to the Group’s dealers, the sales price is agreed or determinable and collectability is reasonably assured; for cars this generally corresponds to the date when the cars are released to the carrier responsible for transporting cars to dealers.
Revenues are recognized net of discounts including but not limited to, sales incentives and performance based bonuses.
Revenues from separately-priced extended warranty contracts are recognized over the contract period in proportion to the costs expected to be incurred based on historical information. A loss on these contracts is recognized if the sum of the expected costs for services under the contract exceeds unearned revenues. The Group offers a scheduled maintenance program on range models, which is not separately priced. The Group allocates revenue between the car and the maintenance program based on their relative estimated fair values. Amounts paid and attributed to the maintenance program are deferred and recognized as net revenues over the maintenance program period.
Revenues from sponsorship and licensing agreements are recognized on a straight-line basis over the contract term. Certain of the sponsorship agreements contain performance related conditions while certain of the licensing agreements contain minimum guaranteed payments. Performance related sponsorship revenues and licensing revenues in excess of the minimum guaranteed payment are recognized when certain, which is typically when the related conditions have been achieved.
Revenues also include operating lease rentals in conjunction with the rental of engines to other Formula 1 racing teams. Revenues from operating leases are recognized on a straight-line basis over the relevant term of the lease.
Interest income earned in conjunction with the provision of client and dealer financing are reported within the line item “Finance income from financial services companies” using the effective interest rate method.
Revenues from commercial activities relate to the revenues received from participating in the Formula 1 World Championship. The revenues attributable to each racing team are governed by a specific agreement and depend upon, among other factors, the prior year ranking of each of the racing teams. Revenues of the commercial activities are recognized pro-rata over the year.
Cost of sales
Cost of sales comprises expenses incurred in the manufacturing and distribution of cars and parts, including the engines rented to other Formula 1 racing teams, of which, cost of materials, components and labor costs are the most significant portion. The remaining costs principally include depreciation, amortization, insurance and transportation costs. Cost of sales also includes warranty and product-related costs, which are estimated and recorded at the time of sale of the car.
Expenses which are directly attributable to the financial services companies, including the interest expenses related to their financing as a whole and provisions for risks and write-downs of assets, are also reported in cost of sales.
Taxes
Income taxes include all taxes based upon the taxable profits of the Group. Current and deferred taxes are recognized as income or expense and are included in the consolidated income statement for the period, except tax arising from (i) a transaction or event which is recognized, in the same or a different period, either in other comprehensive income/(loss) or directly in equity, or (ii) a business combination.
Deferred taxes are accounted using the full liability method. Deferred tax liabilities are recognized for all taxable temporary differences between the carrying amounts of assets or liabilities and their tax base, except to the extent that the deferred tax liabilities arise from the initial recognition of goodwill or the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction, affects neither accounting profit nor taxable profit. Deferred tax assets are recognized for all deductible temporary differences to the extent that it is probable that taxable profit will be available against which the deductible temporary differences can be utilized, unless the deferred tax assets arise from the initial recognition of an asset or liability in a transaction that is not a business combination and at the time of the transaction, affects neither accounting profit nor taxable profit.
Deferred tax assets and liabilities are measured at the substantively enacted tax rates in the respective jurisdictions in which the Group operates that are expected to apply to the period when the asset is realized or liability is settled. Any remeasurements to deferred tax assets and liabilities as a result of changes in substantially enacted tax rates are recognized in the income statement.
The recoverability of deferred tax assets is dependent on the Group’s ability to generate sufficient future taxable income in the period in which it is assumed that the deductible temporary differences reverse and tax losses carried forward can be utilized. In making this assessment, the Group considers future taxable income arising on the most recent budgets and plans, prepared by using the same criteria described for testing the impairment of assets and goodwill, moreover, it estimates the impact of the reversal of taxable temporary differences on earnings and it also considers the period over which these assets could be recovered. The carrying amount of deferred tax assets is reduced to the extent that it is not probable that sufficient taxable profit will be available to allow the benefit of part or all of the deferred tax assets to be utilized.
The Group recognizes deferred tax liabilities associated with the existence of a subsidiary’s undistributed profits, except when it is able to control the timing of the reversal of the temporary difference; and it is probable that this temporary difference will not reverse in the foreseeable future. The Group recognizes deferred tax assets associated with the deductible temporary differences on investments in subsidiaries only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary difference can be utilized.
Deferred tax assets relating to the carry-forward of unused tax losses and tax credits, as well as those arising from deductible temporary differences, are recognized to the extent that it is probable that future profits will be available against which they can be utilized.
Current income taxes and deferred taxes are offset when they relate to the same taxation authority and there is a legally enforceable right of offset.
Italian Regional Income Tax (“IRAP”) is recognized within income tax expense. IRAP is calculated on a measure of income defined by the Italian Civil Code as the difference between operating revenues and costs, before financial income and expense, and in particular before the cost of fixed-term employees, credit losses and any interest included in lease payments. IRAP is applied on the tax base at 3.9 percent for the years ended December 31, 2017, 2016 and 2015.
Other taxes not based on income, such as property taxes and capital taxes, are included in other expenses/(income), net.
Dividends
Dividends payable by the Group are reported as a change in equity in the period in which they are approved by shareholders or the Board of Directors as applicable under local rules and regulations.
Rounding of amounts
All amounts disclosed in the financial statements and notes have been rounded off to the nearest thousand Euro unless otherwise stated.